Aug. 01, 2018

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS European Equity Fund

DWS Fixed Income Opportunities Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Health and Wellness Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Mid Cap Value Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS Multisector Income Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Tax-Exempt Portfolio

DWS Total Return Bond Fund

DWS Treasury Portfolio

DWS World Dividend Fund

The following changes are effective on or about February 11, 2019:

The following disclosure is added to the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.